Long-Term Debt (Schedule of Interest Rate Swap Transactions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Interest rate swap
Notional amount	$ 700.0
One Month Libor Rate In Effect	0.17%
Interest Rate Swap One [Member]
Interest rate swap
Effective date	Jul. 01, 2012
Termination date	Jul. 01, 2015
Notional amount	300.0
FIS pays fixed rate of	0.58%
Interest Rate Swap Two [Member]
Interest rate swap
Effective date	Feb. 03, 2014
Termination date	Feb. 01, 2017
Notional amount	$ 400.0
FIS pays fixed rate of	0.89%